CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2025
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT

32.CAPITAL MANAGEMENT

The Group manages its capital to ensure that entities in the Group will be able to continue as a going concern while maximizing the return to shareholders through the optimization of debt and equity balances. The Group’s overall strategy remains unchanged during the years ended December 31, 2023, 2024 and 2025.

The capital structure of the Group consists of net debt, which includes the lease liabilities disclosed in Note 22, net of cash and cash equivalents and equity attributable to owners of the Company, comprising issued share capital of the Company, accumulated losses and other reserves.

The management of the Group reviews the capital structure regularly. As part of this review, the management of the Group considers the cost of capital and the risks associated with each class of capital. Based on recommendations of the management, the Group will balance its overall capital structure through new shares issues as well as raising of borrowings.